SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNINGS PER SHARE (Details) (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Warrant [Member] | Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrant exercise price per share	$ 0.001	$ 0.001
Warrant [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrant exercise price per share	0.25	0.25
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Option exercise price	$ 0.1150	$ 0.1150